INVESTMENT SECURITIES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale, Less Than 12 Months Fair Value		$ 21,500	$ 6,814
Available for sale, Less Than 12 Months Unrealized Losses		(511)	(271)
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Fair Value		141	8,700
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Unrealized Losses		(3)	(305)
Available for sale, Total Fair Value		21,641	15,514
Available for sale, Total Unrealized Losses		(514)	(576)
US Government and Federal Agency [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale, Less Than 12 Months Fair Value		5,332	5,374
Available for sale, Less Than 12 Months Unrealized Losses		(138)	(105)
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Fair Value			8,696
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Unrealized Losses			(304)
Available for sale, Total Fair Value		5,332	14,070
Available for sale, Total Unrealized Losses		(138)	(409)
Government Sponsored Enterprises [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale, Less Than 12 Months Fair Value	[1]	14,965	237
Available for sale, Less Than 12 Months Unrealized Losses	[1]	(282)	(1)
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Fair Value	[1]	140	3
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Unrealized Losses	[1]	(2)
Available for sale, Total Fair Value	[1]	15,105	240
Available for sale, Total Unrealized Losses	[1]	(284)	(1)
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale, Less Than 12 Months Fair Value		1,203	1,203
Available for sale, Less Than 12 Months Unrealized Losses		(91)	(165)
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Fair Value		1	1
Available for sale, Temporarily Impaired Securities in AFS Portfolio Greater Than 12 Months Unrealized Losses		(1)	(1)
Available for sale, Total Fair Value		1,204	1,204
Available for sale, Total Unrealized Losses		$ (92)	$ (166)

[1]	Such as FNMA, FHLMC and FHLB